IncomeTax expense - Reconciliation of the total tax expense (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 21, 2017	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Reconciliation of the total tax expense
Profit before tax			£ 27,476	£ 25,833	[1]	£ 56,588	[1]
Profit before tax multiplied by weighted average US federal corporate income tax rate of 21.0% (2018: 28.0%; 2017: 35.0%)			(5,770)	(7,233)		(19,806)
Tax effects of:
Adjustment in respect of previous years			1,085	923		69
Difference in tax rates on non-US operations			63	491		244
Foreign exchange gains on US dollar denominated tax basis			1,311	238		2,362
Expenses not deductible for tax purposes			(3,093)	(695)		(248)
Impact of change in US federal corporate income tax rate on opening balance				(48,954)
Re-measurement of unrealized foreign exchange US deferred tax asset				(8,795)
Re-measurement of foreign tax credit US deferred tax asset			(2,191)	1,637
One time mandatory US tax charge				(1,074)
Total tax expense			£ (8,595)	£ (63,462)	[1]	£ (17,379)	[1]
US
Tax effects of:
Corporate tax rate	21.00%	35.00%	21.00%	28.00%		35.00%

[1]	Comparative amounts have been restated—see note 33 for further details.